CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Profit/(loss) before tax	$ (88,491,000)	$ (42,101,000)	$ (44,475,000)
Adjustments to reconcile profit (loss) [abstract]
Amortization and depreciation	133,228,000	120,920,000	140,782,000
Impairment losses	1,977,000	0	30,909,000
Changes in trade provisions	(296,000)	5,293,000	3,730,000
Share based payment expense	10,608,000	4,316,000	5,251,000
Changes in provisions	18,136,000	27,955,000	33,917,000
Grants released to income	(900,000)	(878,000)	(1,165,000)
osses on disposal of property, plant and equipment	408,000	306,000	190,000
Losses on disposal of financial assets	0	0	(2,000)
Finance Income	(15,506,000)	(15,683,000)	(20,045,000)
Finance Costs	91,889,000	70,293,000	68,085,000
Net foreign exchange differences	(17,669,000)	27,818,000	9,080,000
Change in fair value of financial instruments	42,285,000	0	0
Changes in other gains and own work capitalized	(35,000)	(592,000)	(23,013,000)
Adjustments For Reconcile Profit (Loss)	264,125,000	239,748,000	247,719,000
Changes in working capital [abstract]
Changes in trade and other receivables	42,628,000	(2,205,000)	55,730,000
Changes in trade and other payables	(62,311,000)	(1,589,000)	(47,000)
Other payables	62,530,000	14,524,000	4,837,000
Increase (decrease) in working capital	42,847,000	10,730,000	60,520,000
Interest paid	(58,038,000)	(46,199,000)	(48,737,000)
Interest received	12,299,000	11,844,000	1,406,000
Income taxes paid (refund), classified as operating activities	18,432,000	11,222,000	31,308,000
Other payments	(26,315,000)	(14,349,000)	(17,561,000)
Cash flows from (used in) operations before changes in working capital	(90,486,000)	(59,926,000)	(96,200,000)
Net cash flow from operating activities	42,301,000	126,991,000	46,524,000
Cash flows from (used in) investing activities [abstract]
Payments for acquisition of intangible assets	(2,441,000)	(6,913,000)	(18,709,000)
Payments for acquisition of property, plant and equipment	(45,666,000)	(31,268,000)	(21,359,000)
Acquisition of subsidiaries, net of cash acquired	0	0	(15,827,000)
Net cash flow used in investment activities	(48,107,000)	(38,181,000)	(55,895,000)
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings from third parties	512,727,000	121,771,000	173,717,000
Repayment of borrowings from third parties	(524,426,000)	(70,543,000)	(101,479,000)
Payments of financial instruments	(2,380,000)	0	0
Payments of lease liabilities	45,617,000	48,947,000	56,088,000
Acquisition of treasury shares	878,000	1,328,000	11,141,000
Net cash flow provided by/(used in) financing activities	(60,574,000)	953,000	5,009,000
Cash and cash equivalents at beginning of year	208,994,000	124,706,000
Net increase in cash and cash equivalents	(66,380,000)	89,763,000	(4,362,000)
Exchange differences	(13,790,000)	(5,475,000)	(4,458,000)
Cash and cash equivalents at end of year	$ 128,824,000	$ 208,994,000	$ 124,706,000